PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended
Dec. 31, 2024
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	March 31, 2024	December 31, 2024
	RMB	RMB

VAT-input deductible	67,452	79,151
Prepaid marketing expense	2,290	2,716
Prepaid consulting and professional service fees	1,300	2,741
Prepaid insurance cost	479	298
Prepaid rental expense	51	109
Others	215	1,962
	71,787	86,977